Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of financial assets and financial liabilities by currency
The Group’s financial assets and financial liabilities are denominated in the following currencies:

	HK$	US$	MOP	RMB	Other currencies	Total
	(US$ in millions)
At December 31, 2020
Financial assets
Amortized costs:
Trade and other receivables, net	$118	$4	$9	$—	$—	$131
Restricted cash and cash equivalents	—	—	16	—	—	16
Cash and cash equivalents	438	280	130	11	2	861
Deposits	1	—	1	—	—	2
Total financial assets	$557	$284	$156	$11	$2	$1,010

Financial liabilities
Amortized costs:
Trade and other payables	$513	$143	$505	$3	$1	$1,165
Borrowings	4	6,920	139	2	—	7,065
Total financial liabilities	$517	$7,063	$644	$5	$1	$8,230

At December 31, 2021
Financial assets
Amortized costs:
Trade and other receivables, net	$111	$4	$14	$—	$—	$129
Restricted cash and cash equivalents	—	—	16	—	—	16
Cash and cash equivalents	532	76	57	11	2	678
Deposits	1	—	1	—	—	2
	$644	$80	$88	$11	$2	$825

Fair value through other comprehensive income:
Derivative financial instruments	—	2	—	—	—	2
Total financial assets	$644	$82	$88	$11	$2	$827

Financial liabilities
Amortized costs:
Trade and other payables	$380	$121	$359	$3	$—	$863
Borrowings	9	7,822	132	1	—	7,964
Total financial liabilities	$389	$7,943	$491	$4	$—	$8,827

Disclosure of maturity analysis for financial liabilities
The Group’s financial liabilities, based on the contractual undiscounted cash flows are as follows:

	Within the first year	In the second year	In the third to fifth year	Over the fifth year	Total
	(US$ in millions)
At December 31, 2020
Senior Notes principal	$—	$—	$3,600	$3,400	$7,000
Senior Notes interests	342	339	850	461	1,992
Lease liabilities	22	13	19	303	357
Trade and other payables	1,079	25	36	25	1,165

At December 31, 2021
Senior Notes principal	$—	$—	$2,600	$4,550	$7,150
Senior Notes interests	306	310	823	464	1,903
Bank loans	—	753	—	—	753
Bank loans interests	20	12	—	—	32
Other borrowings	1	1	1	—	3
Other borrowings interests	—	1	—	—	1
Lease liabilities	19	15	21	296	351
Trade and other payables	767	24	42	30	863

Disclosure of capital risk management

	December 31,
	2020	2021
	(US$ in millions)
Interest bearing borrowings, net of deferred financing costs	$6,920	$7,820
Less: cash and cash equivalents	(861)	(678)
restricted cash and cash equivalents	(16)	(16)
Net debt	6,043	7,126
Total equity	1,929	888
Total capital	$7,972	$8,014

Gearing ratio	75.8%	88.9%